Patents and software	12 Months Ended
Dec. 31, 2020
Patents and software
Patents and software

Note 3: Patents and software

(amounts in thousands of euros)	Patents	Software	Total
GROSS AMOUNT
As of January 1,2019	2,300	29	2,329
Addition	630	3	633
Disposal	—	—	—
As of December 31, 2019	2,930	32	2,962
Addition	450	—	450
Disposal	—	—	—
As of December 31, 2020	3,380	32	3,412

AMORTIZATION
As of January 1,2019	413	6	419
Increase	134	9	143
Decrease	—	—	—
As of December 31, 2019	547	15	562
Increase	168	9	177
Decrease	—	—	—
As of December 31, 2020	715	24	739

NET BOOK VALUE
As of January 1,2019	1,887	23	1,910
As of December 31, 2019	2,383	17	2,400
As of December 31, 2020	2,665	8	2,673

No impairment was recognized on intangible assets of the Company in the years ended December 31, 2019, and 2020, respectively. The Company determined there was limited impact of the COVID‑19 pandemic on the Company’s assets.

The Company co-owns certain patents with state-owned partners.

As part of the Intellectual Property agreement signed with the Company’s CEO (see Note 20.2) and its amendment, the total patents rights acquired from the Company’s CEO as of December 31, 2020 amounted to €1,080 thousand and are amortized over a 19‑year period.

Of this amount, €270 thousand was paid to the Company’s CEO in 2019 and €180 thousand in 2020. The remaining amount was applied to the CEO’s subscription and the exercise of Founders warrants (see Note 10).